5. Debt (Q2)	15 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]
5. Debt

Note 5 Debt

(A) Summary of Debt Transactions

At December 31, 2013 and 2012, debt consists of the following:

	2013	2012
Notes payable	$503,203	$739,534
Notes payable - related party	26,108	133,000
Convertible notes	2,194,133	—
Convertible notes - related party	50,000	—
Less: debt discount	(1,925,191)	—
Debt - net	848,253	872,534
Amortization of debt discount	92,304	—
Less: current portion - notes payable	(98,086)	(236,325)
Less: current portion - notes payable - related party	(26,108)	(133,000)
Long term debt - net	$816,362	$503,209

Notes Payable

	Third Party	Related Party	Totals
Balance December 31, 2011	$849,640	$6,000	$855,640
Proceeds	120,000	127,000	247,000
Repayments	(230,106)	—	(230,106)
Balance December 31, 2012	739,534	133,000	872,534
Proceeds	160,000	61,655	221,655
Repayments	(116,331)	(35,547)	(151,878)
Conversion of note payable to convertible debt	(180,000)	(50,000)	(230,000)
Debt forgiveness	(100,000)	(83,000)	(183,000)
Balance December 31, 2013	$503,203	$26,108	$529,311

Convertible Debt - Net

The Company has recorded derivative liabilities associated with these convertible debt instruments, as more fully discussed at Notes 6 and 10 (C).

	Third Party	Related Party	Totals
Balance December 31, 2012	$—	$—	$—
Proceeds	2,000,000	—	2,000,000
Repayments	—	—	—
Conversion of note payable to convertible debt	180,000	50,000	230,000
Conversion of accrued interest into convertible debt	14,133	—	14,133
Less: gross debt discount recorded	(1,925,191)	—	(1,925,191)
Add: amortization of debt discount	92,304	—	92,304
Balance December 31, 2013	$361,245	$50,000	$411,245

In connection with the $2,000,000 convertible debt offering in November 2013, the Company issued 3,672,134 detachable warrants. The notes and warrants were treated as derivative liabilities, see Notes 6 and 10.

The Company was required to register the underlying convertible debt shares and warrants within 60 days (January 2014), and for the registration statement to become effective 90 days after this date (April 2014). As of the date of the accompanying report, the registration statement has not yet been filed, which upon filing, must be declared and remain effective. As a result of not filing the registration statement timely, the Company began accruing liquidated damages equal to 2% of the gross proceeds which is equivalent to $40,000 per month each for May and June 2014. The liquidated damages clause is capped at 15% of gross proceeds raised. If the Company fails to pay the liquidated damages, an interest rate of 18% will be applied to the outstanding debt instruments.

In the event any of these notes are prepaid prior to maturity, a penalty rate of 10% would apply for any payments occurring between months 12 – 18 and a 5% rate for any payments occurring between 19-24 months.

All convertible debt is secured by a 2nd priority lien on all assets of the Company. The Company is subordinate only to a third party bank loan, which is currently included as a component of notes payable ($503,203).

(B) Terms of Debt

In 2012, all outstanding debt had the following terms:

• Unsecured

• Due on demand

• Interest ranging from 10% - 12%

In 2013, all outstanding debt had the following terms:

• Unsecured -$26,108

• Secured - $503,203

• Due:

• On demand ($26,108 – related party);

• Due August 29, 2018 ($503,203 – third party)

• Due November 26, 2015 ($2,244,133 – all convertible debt – gross – secured by all assets of the Company)

• Interest

• Non-interest bearing on notes issued prior to 2013 (see 2012 notes above); or

• Ranging from 12% - 15%

All convertible debt and related warrants issued with the convertible notes in 2013 were convertible at $0.25 and $0.375/share, respectively; however, given the existence of a ratchet feature, these debt and warrant instruments could potentially carry a lower conversion price in the future in the event any future offering offered a lower per share amount for a conversion.

(C) Future Commitments

At December 31, 2013, the Company has outstanding debt of $816,362 (See Note 5 (A)). Future minimum repayment obligations are as follows:

Year Ended December 31
2014	$124,194
2015	2,649,250
Less: unamortized debt discount	(1,832,888)
Less: current maturities	(124,194)
Debt - long term	$816,362

Note 5 Debt

(A) Summary of Debt Transactions

At June 30, 2014 and December 31, 2013, debt consists of the following:

	2014	2013

Notes payable	$454,646	$503,203
Notes payable - related party	—	26,108
Convertible notes	4,464,233	2,194,132
Convertible notes - related party	50,000	50,000
Less: debt discount	(4,174,650)	(1,925,191)
Debt - net	794,229	848,252
Amortization of debt discount	671,683	92,304
Less: current portion - notes payable	(98,086)	(98,086)
Less: current portion - notes payable - related party	(0)	(26,108)
Long term debt - net	$1,367,826	$816,362

Notes Payable

	Third Party	Related Party	Totals

Balance December 31, 2011	$849,640	6,000	$855,640
Proceeds	120,000	127,000	247,000
Repayments	(230,106)	—	(230,106)
Balance December 31, 2012	739,534	133,000	872,534
Proceeds	160,000	61,655	221,655
Repayments	(116,331)	(35,547)	(151,878)
Conversion of note payable to convertible debt	(180,000)	(50,000)	(230,000)
Conversion of note payable to contributed capital	(100,000)	(83,000)	(183,000)
Balance December 31, 2013	503,203	26,108	529,311
Proceeds	—	—	—
Repayments	(48,560)	(26,108)	(74,668)
Conversion of note payable to convertible debt	—	—	—
Conversion of note payable to contributed capital	—	—	—
Balance June 30, 2014	$454,643	$—	$454,643

Convertible Debt - Net

The Company has recorded derivative liabilities associated with these convertible debt instruments, as more fully discussed at Notes 6 and 10 (C).

	Third Party	Related Party	Totals
Balance December 31, 2012	$—	$—	$—
Proceeds	2,000,000	—	2,000,000
Repayments	—	—	—
Conversion of note payable to convertible debt	180,000	50,000	230,000
Conversion of accrued interest into convertible debt	14,133	—	14,133
Less: gross debt discount recorded - Day 1	(1,925,191)	—	(1,925,191)
Add: amortization of debt discount	92,304	—	92,304
Balance December 31, 2013	361,246	50,000	411,246
Proceeds	2,270,100	—	2,270,100
Less: gross debt discount recorded - Day 1	(2,249,459)	—	(2,249,459)
Add: amortization of debt discount	579,382	—	579,382
Balance June 30, 2014	$961,269	$50,000	$1,011,269

In connection with the $2,000,000 convertible debt offering in November 2013, the Company issued 3,672,134 detachable warrants. The notes and warrants were treated as derivative liabilities, see Notes 6 and 9.

The Company was required to register the underlying convertible debt shares and warrants within 60 days (January 2014), and for the registration statement to become effective 90 days after this date (April 2014). The registration statement has not yet been filed, which upon filing, must be declared and remain effective. As a result of not filing the registration statement timely, the Company began accruing liquidated damages equal to 2% of the gross proceeds which is equivalent to $40,000 per month each for May and June 2014. The liquidated damages clause is capped at 15% of gross proceeds raised. If the Company fails to pay the liquidated damages, an interest rate of 18% will be applied to the outstanding debt instruments.

In connection with the $2,270,100 convertible debt offering during the three months ended June 30, 2014, the Company issued 5,390,100 detachable warrants. The notes and warrants were treated as derivative liabilities, see Notes 6 and 9.

In the event any of these notes are prepaid prior to maturity, a penalty rate of 10% would apply for any payments occurring between months 12 – 18 and a 5% rate for any payments occurring between 19-24 months.

All convertible debt is secured by a 2nd priority lien on all assets of the Company. The Company is subordinate only to a third party bank loan, which is currently included as a component of notes payable ($454,643).

(B)Terms of Debt

In 2012, all outstanding debt had the following terms:

•	Unsecured
•	Due on demand
•	Interest ranging from 10% - 12%

In 2014 and 2013, all outstanding debt had the following terms:

•	Unsecured -$26,108
•	Secured - $454,643
•	Due:
•	On demand ($26,108 – related party);
•	Due August 29, 2018 ($454,653 – third party)
•	Due November 26, 2015 ($2,244,133 –convertible debt – gross – secured by all assets of the Company)
•	Due May 8, 2016 ($2,270,100 –convertible debt – gross – secured by all assets of the Company)

•	Interest
•	Non-interest bearing on notes issued prior to 2013 (see 2012 notes above); or
•	Ranging from 12% - 15%

All convertible debt and related warrants issued with the convertible notes were convertible at $0.25 and $0.375/share, respectively; however, given the existence of a ratchet feature, these debt and warrant instruments could potentially carry a lower conversion price in the future in the event any future offering offered a lower per share amount for a conversion.

In connection with the secured loan of $454,643, the lender required for the Company to hold in escrow $50,000 for required payments through April 2014. As of June 30, 2014, the escrow balance was $0.

In connection with the Notes Offering, the Company entered into Registration Rights Agreements, dated November 26, 2013, May 8, 2014 and June 25, 2014 (the “Registration Rights Agreements”) whereby the Company agreed to prepare and file a registration statement with the SEC within sixty (60) days after execution of the applicable Registration Rights Agreement and to have the registration statement declared effective by the SEC within ninety (90) days thereafter (on day 150).

Because the Company was unable to timely file a registration statement pursuant to the terms of each Registration Rights Agreement noted above, the Company is in default under such Registration Rights Agreements (the “Filing Default Damages”). Pursuant to the Registration Rights Agreement, the Filing Default Damages mandate that the Company shall pay to the Investors, for each thirty (30) day period of such failure and until the filing date of the registration statement and/or the common stock may be sold pursuant to Rule 144, an amount in cash, as partial liquidated damages and not as a penalty, equal to 2% of the aggregate gross proceeds paid by the Investors for these Notes.

The maximum liquidated damages shall be equal to 15% of the aggregate gross proceeds received by the Company in connection with the issuance of the Notes and Warrants. If the Company fails to pay any partial liquidated damages in full within five (5) days of the date payable, the Company shall pay interest thereon at a rate of 18% per annum (or such lesser maximum amount that is permitted to be paid by applicable law) to the Investors, accruing daily from the date such partial liquidated damages are due until such amounts, plus all such interest thereon, are paid in full.

As of June 30, 2014, as a component of accounts payable and accrued expenses, the Company has accrued penalties totaling $218,143 pertaining to the registration rights agreement.

(C) Future Commitments

At June 30, 2014, the Company has outstanding debt of $1,367,826, net of debt discount (See Note 5 (A)).

Future minimum repayment obligations are as follows:

Year Ended December 31

2014	$98,086
2015	4,870,793
Less: unamortized debt discount	(3,502,967)
Less: current maturities	(98,086)
Debt - long term	$1,367,826